SUBSEQUENT EVENTS (Details) - USD ($)	Feb. 07, 2022	Feb. 16, 2022	Dec. 31, 2021
Subordinated Debt
Subsequent Event [Line Items]
Interest rate, stated percentage			6.625%
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program, authorized amount		$ 10,000,000
Subsequent Event | Subordinated Debt | Subordinated Notes Due 2032
Subsequent Event [Line Items]
Face amount	$ 48,000,000
Interest rate, stated percentage	3.50%
Subsequent Event | Subordinated Debt | Subordinated Notes Due 2032 | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Event [Line Items]
Basis spread on variable rate	2.05%